Warranties - Changes in Product Warranty Reserve (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 153,063	$ 138,992	$ 138,992	$ 92,064
Warranty expense	45,691	33,108	50,385	28,947
Acquisitions	3,081	3,412	806	59,685
Warranty claim payments	(42,993)	(33,492)	(48,548)	(38,772)
Foreign currency impact/other	(4,289)	6,744	11,428	(2,932)
Balance at end of period	$ 154,553	$ 148,764	$ 153,063	$ 138,992